Total
Load | Sparrow Growth Fund
Investment Objective
The investment objective of the Sparrow Growth Fund is long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Sales Charge Reduction and Waivers” on page of this prospectus and in the section entitled “Determination of Net Asset Value on page of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Load - Sparrow Growth Fund	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase or redemption proceeds)	1.00%	none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses - Load - Sparrow Growth Fund	Class A	Class C
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.50%	1.00%
Other Expenses	0.60%	0.60%
Total Annual Fund Operating Expenses	2.10%	2.60%

Example

The example below is intended to help you compare the cost of investing in the Fund’s Class A and Class C shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A and Class C shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A and Class C operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Load - Sparrow Growth Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A	776	1,195	1,639	2,866
Class C	263	808	1,380	2,934

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.94% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund typically invests in a broad range of foreign and U.S. common stocks which Sparrow Capital Management, Inc., the Fund’s adviser, believes have above-average prospects for appreciation, based on a proprietary investment model developed by the adviser. The model looks at a variety of factors to select stocks that the adviser believes demonstrate strong earnings momentum. These growth momentum factors include expanding profit margins, accelerating earnings, positive earnings surprises, positive earnings estimate revisions, and positive relative price strength.

The Fund may invest in stocks of all market capitalization ranges based on the adviser’s assessment of the relative opportunities and risks of each category. The Fund may invest without limitation in stocks of foreign issuers operating in developed or emerging markets through American Depositary Receipts (“ADRs”). Stocks are sold when there is a significant decline in earnings momentum, a better stock is found, or a significant breakdown in relative price performance occurs.

The Fund may invest up to 15% of its assets in corporate and government bonds that are rated investment grade at the time of purchase (BBB/Baa or higher by S&P or Moody’s or, unrated, but determined to be of comparable quality by the adviser).

Principal Risks of Investing in the Fund

All mutual funds carry a certain amount of risk. The Fund is not a complete investment program. As with any mutual fund investment, the Fund’s returns will vary and you could lose money. The following are the principal risks of investing in the Fund:

Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets and could cause the Fund’s share price to fall.

Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

Growth Style Investing Risk. If the adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

Management Risk. If the adviser’s assessment of the prospects for individual securities is incorrect, it could result in significant losses in the Fund’s investment in those securities, which can also result in possible losses overall for the Fund.

Mid Cap Risk. Stocks of mid-cap companies are riskier than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.

Small Cap Risk. To the extent the Fund invests in small-cap companies, the Fund will be subject to additional risks. These include:

•	The earnings and prospects of smaller companies are more volatile than larger companies.
•	Smaller companies may experience higher failure rates than do larger companies.
•	The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.
•	Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

Fixed Income Risk. The issuer of a bond may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. The value of fixed income securities generally decreases when interest rates rise and increases when interest rates fall.

Foreign and Emerging Markets Securities Risk. Common stocks of companies in foreign countries may experience more rapid and extreme changes in value than securities of U.S. companies because the securities markets of many foreign countries are relatively smaller than those in the U.S. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country. There is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities. To the extent that the Fund invests in securities of foreign companies located in emerging markets, it will be subject to additional risks that can increase the potential for losses in the Fund.

Sector Risk. If the Fund’s portfolio is overweighted in a certain industry sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel.

Is the Fund Right for You?

The Fund may be suitable for:

•	Long-term investors seeking a mutual fund with a growth investment strategy
•	Investors willing to accept price fluctuations in their investment
•	Investors who can tolerate the risks associated with common stocks

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund’s Class A shares by showing changes in the Fund’s Class A shares’ performance from year to year and by showing how the Fund’s Class A shares’ average annual returns for 1-year, 5-year and 10-year periods compare with those of a broad measure of market performance. To obtain updated performance information, please call 888-727-3301. The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

2008	-46.25%
2009	19.27%
2010	13.23%
2011	4.23%
2012	11.80%
2013	37.23%
2014	-0.87%
2015	-0.97%
2016	-4.42%
2017	31.28%
2018	6.56%

The Fund’s Class A Share year-to-date performance as of September 30, 2019 was 11.32%.

During the period shown in the chart for Class A, the highest return for a quarter was 17.67% (quarter ended September 30, 2009); and the lowest return for a quarter was -25.72% (quarter ended December 31, 2018). Class A shares are sold subject to a sales load, which is not reflected in the bar chart. If the sales load was included, the returns would be less than those shown.

Average Annual Total Returns (For the periods ended December 31, 2018)
Average Annual Total Returns - Sparrow Growth Fund - Load	1 Year	5 Years	10 Years
Class A	0.41%	4.72%	10.52%
Class A | After Taxes on Distributions	1.03%	3.76%	9.85%
Class A | After Taxes on Distributions and Sales	1.10%	3.53%	8.60%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	(4.38%)	8.49%	13.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the Fund’s Class A, and after-tax returns for other classes will vary.

The S&P 500 Index (the “Index”) is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index.

No_Load | Sparrow Growth Fund
Investment Objective
The investment objective of the Sparrow Growth Fund is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold No-Load Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	No_Load Sparrow Growth Fund No Load
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	No_Load Sparrow Growth Fund No Load
Management Fees	1.00%
Distribution (12b-1) Fees	none	[1]
Other Expenses	0.60%
Total Annual Fund Operating Expenses	1.60%
[1]	Restated to reflect current fees.

Example

The example below is intended to help you compare the cost of investing in the Fund’s No-Load Class with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s No-Load Class for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s No-Load Class’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
No_Load | Sparrow Growth Fund | No Load | USD ($)	163	505	871	1,900

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.94% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund typically invests in a broad range of foreign and U.S. common stocks which Sparrow Capital Management, Inc., the Fund’s adviser, believes have above-average prospects for appreciation, based on a proprietary investment model developed by the adviser. The model looks at a variety of factors to select stocks that the adviser believes demonstrate strong earnings momentum. These growth momentum factors include expanding profit margins, accelerating earnings, positive earnings surprises, positive earnings estimate revisions, and positive relative price strength.

The Fund may invest in stocks of all market capitalization ranges based on the adviser’s assessment of the relative opportunities and risks of each category. The Fund may invest without limitation in stocks of foreign issuers operating in developed or emerging markets through American Depositary Receipts (“ADRs”). Stocks are sold when there is a significant decline in earnings momentum, a better stock is found, or a significant breakdown in relative price performance occurs.

The Fund may invest up to 15% of its assets in corporate and government bonds that are rated investment grade at the time of purchase (BBB/Baa or higher by S&P or Moody’s or, unrated, but determined to be of comparable quality by the adviser).

Principal Risks of Investing in the Fund

All mutual funds carry a certain amount of risk. The Fund is not a complete investment program. As with any mutual fund investment, the Fund’s returns will vary and you could lose money. The following are the principal risks of investing in the Fund:

Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets and could cause the Fund’s share price to fall.

Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

Growth Style Investing Risk. If the adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

Management Risk. If the adviser’s assessment of the prospects for individual securities is incorrect, it could result in significant losses in the Fund’s investment in those securities, which can also result in possible losses overall for the Fund.

Mid Cap Risk. Stocks of mid-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.

Small Cap Risk. To the extent the Fund invests in small-cap companies, the Fund will be subject to additional risks. These include:

•	The earnings and prospects of smaller companies are more volatile than larger companies.
•	Smaller companies may experience higher failure rates than do larger companies.
•	The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.
•	Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

Fixed Income Risk. The issuer of a bonds may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. The value of fixed income securities generally decreases when interest rates rise and increases when interest rates fall.

Foreign and Emerging Markets Securities Risk. Common stocks of companies in foreign countries may experience more rapid and extreme changes in value than securities of U.S. companies because the securities markets of many foreign countries are relatively smaller than those in the U.S. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country. There is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities. To the extent that the Fund invests in securities of foreign companies located in emerging markets, it will be subject to additional risks that can increase the potential for losses in the Fund.

Sector Risk. If the Fund’s portfolio is overweighted in a certain industry sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel.

Is the Fund Right for You?

The Fund may be suitable for:

•	Long-term investors seeking a mutual fund with a growth investment strategy
•	Investors willing to accept price fluctuations in their investment
•	Investors who can tolerate the risks associated with common stocks

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund’s No-Load Class by showing changes in the Fund’s No-Load Class’s performance from year to year and by showing how the Fund’s No-Load Class’s average annual returns for 1-year, 5-year and 10-year periods and for the life of the Fund compare with those of a broad measure of market performance. To obtain updated performance information, please call (888) 727-3301. The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

No-Load Class Annual Total Returns as of December 31st

2009	19.93%
2010	13.45%
2011	4.51%
2012	12.07%
2013	37.67%
2014	1.07%
2015	-0.73%
2016	-4.18%
2017	31.63%
2018	6.73%

* The Fund’s No-Load Class year-to-date performance as of September 30, 2019 was 11.57%.

During the period shown in the chart for the No-Load Class, the highest return for a quarter was 17.60% (quarter ended September 30, 2009); and the lowest return was -25.67% (quarter ended December 31, 2018). Prior to October 1, 2008, the Fund’s No-Load Class shares were called Class C shares, and the fee structure was changed. Those shares sold before October 1, 2008 were subject to a contingent deferred sales load, which is not reflected in returns set forth in the bar chart above. If the contingent deferred sales load was included, the returns would be less than those shown. The Fund’s current Class C share class is offered under a separate prospectus.

Average Annual Total Returns (For the periods ended December 31, 2018)
Average Annual Total Returns - Sparrow Growth Fund - No_Load	1 Year	5 Years	10 Years
No Load	6.73%	6.20%	11.47%
No Load | After Taxes on Distributions	5.15%	5.20%	10.75%
No Load | After Taxes on Distributions and Sales	4.93%	4.70%	9.43%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	(4.38%)	8.49%	13.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the Fund’s No-Load Class, and after-tax returns for other classes will vary.

The S&P 500 Index (the “Index”) is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index.